Loans Payable - Schedule of Aggregate Loan Principal Payments on Long-term Loans and Borrowings (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
within 1 year	¥ 765,500	$ 109,957
between 1-2 year	939,782	134,991
Long-term Debt	¥ 1,705,282	$ 244,948